Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Text Block]
NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$34,826	$(4,046)	$30,780
Additions	4,675	(1,048	)3,627

Balance December 31, 2010	$39,501	$(5,094)	$34,407
Additions	8,577	(1,222	)7,355
Disposals	(152	)103	(49)

Balance December 31, 2011	$47,926	$(6,213)	$41,713
Additions	11,173	(1,529	)9,644

Balance December 31, 2012	$59,099	$(7,742)	$51,357

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$25,303	$(2,514)	$22,789
Additions	454	(1,423	)(969)

Balance December 31, 2010	$25,757	$(3,937)	$21,820
Additions	653	(1,316	)(663)

Balance December 31, 2011	$26,410	$(5,253)	$21,157
Additions	731	(1,256	)(525)

Balance December 31, 2012	$27,141	$(6,509)	$20,632

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$218,433	$(27,751)	$190,682
Additions	60,471	(14,933	)45,538
Disposals	(67	)47	(20)

Balance December 31, 2010	$278,837	$(42,637)	$236,200
Additions	62,153	(15,380	)46,773

Balance December 31, 2011	$340,990	$(58,017)	$282,973
Additions	20,009	(19,383	)626
Restructure of capital leases	(4,590	)—	(4,590)

Balance December 31, 2012	$356,409	$(77,400)	$279,009

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$2,790	$(162)	$2,628
Additions	1,443	(325	)1,118
Disposals	(94	)54	(40)

Balance December 31, 2010	$4,139	$(433)	$3,706
Additions	801	(262	)539

Balance December 31, 2011	$4,940	$(695)	$4,245
Additions	1,166	(334	)832
Disposals	(37	)—	(37)

Balance December 31, 2012	$6,069	$(1,029)	$5,040

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$281,352	$(34,473)	$246,879
Additions	67,043	(17,729	)49,314
Disposals	(161	)101	(60)

Balance December 31, 2010	$348,234	$(52,101)	$296,133
Additions	72,184	(18,180	)54,004
Disposals	(152	)103	(49)

Balance December 31, 2011	$420,266	$(70,178)	$350,088
Additions	33,079	(22,502	)10,577
Restructure of capital leases	(4,590	)—	(4,590)
Disposals	(37	)—	(37)

Balance December 31, 2012	$448,718	$(92,680)	$356,038

As indicated in Note 10, certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2012 and 2011, the net book value of such assets was $1,074 and $1,203, respectively.
During the first quarter of 2010, Navios Logistics began the construction of a grain drying and conditioning facility at its dry port facility in Nueva Palmira, Uruguay. The facility, which has been operational since May 16, 2011 with a total cost of $3,891, has been financed entirely with funds provided by Navios Logistics' dry port operations.
In June 2010, Navios Logistics entered into long-term bareboat agreements for two new product tankers, the Stavroula and the San San H(formerly known as the Jiujiang), each with a capacity of 16,871 dwt. The San San H and the Stavroula were delivered in June and July 2010, respectively. Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. The purchase price of the vessels (including direct costs) amounted to approximately $19,643 and $17,904, respectively. On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases by extending their duration until June 2016 and amending the purchase price obligation to $9,850 and $9,800, each at the end of the extended period. As of December 31, 2012, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2012 for both vessels were $1,519.
During 2011, Navios Logistics used a portion of the proceeds from the Senior Notes to pay $10,819 for the acquisition of two pushboats named William Hank and Lonny Fugate and another $6,360 for the acquisition of a pushboat named WW Dyer. Additionally, Navios Logistics used a portion of such proceeds to pay $19,836 for the acquisition of 66 dry barges, $17,635 relating to transportation and other related costs associated with the acquired pushboats and barges, and $4,304 for the acquisition of a floating drydock facility.
Additionally, during 2011, Navios Logistics performed some improvements relating to its vessels, the Malva H, the Estefania H and the San San H (formerly known as the Jiujiang), amounting to $44, $611 and $1,070, respectively.
In September 2011, Navios Logistics paid a total of $389 for the acquisition of another piece of land located at the south of the Nueva Palmira Free Zone acquired as part of a project to develop a new transshipment facility for mineral ores and liquid bulks.
Navios Logistics paid $9,736 for the construction of a new silo at its dry port facility in Nueva Palmira, Uruguay which has been operational since April 2012. During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which is expected to be completed in the third quarter of 2013. As of December 31, 2012, Navios Logistics had paid $7,548 for the construction of the new conveyor belt.
In Navios Logistics' liquid port in Paraguay, 3,000, 5,000 and 2,100 cubic meters of storage capacity were added in December 2011, in August 2012 and in October 2012, respectively reaching a total capacity of 45,660 cubic meters. As of December 31, 2012, Navios Logistics had paid $891 ($597 of which paid in 2011) for the construction of all three tanks.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges. The first one was delivered in October 2012 and the second one on December 2012 with a cost of $1,900 each, the remaining two are expected to be delivered in March and June 2013, respectively. As of December 31, 2012 Navios Logistics had paid $780 towards the construction of the two remaining tank barges.
During the second half of 2012, Navios Logistics completed the acquisition of one pushboat and six tank barges that were previously chartered-in from related parties for a total consideration of $15,936 (see Note 18).
The following is an analysis of the leased property under capital leases:

Vessels	December 31, 2012
San San H and Stavroula	$32,951
Less: Accumulated amortization	(1,501)

Net book value	$31,450

Future minimum lease payments under capital leases together with the present value of the future minimum lease payments as of December 31, 2012, are as follows:

Payment Due by Period	December 31, 2012
2013	2,190
2014	2,190
2015	2,190
2016	$21,262

Total future minimum lease payments (1)	27,832
Less: amount representing interest (2)	(2,720)

Present value of future minimum lease payments (3)	$25,112

(1)      There are no minimum sublease rentals to be reduced by minimum payments.
(2)      Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)      Reflected in the balance sheet as obligations under capital leases.